Trade Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivable
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Trade receivable	$5,636,167	$5,780,144
Provision for doubtful accounts	(319,184)	(149,339)
Trade receivable, net	$5,316,983	$5,630,805